related party transactions (Tables)	6 Months Ended
Jun. 30, 2018
related party transactions
Summary of transactions with key management personnel

	Three months		Six months
Periods ended June 30 (millions)	2018	2017	2018	2017
Short-term benefits	$3	$3	$6	$6
Post-employment pension 1 and other benefits	3	—	4	1
Share-based compensation 2	21	8	24	12

	$27	$11	$34	$19

(1)Our Executive Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and non-registered, non-contributory supplementary defined benefit pension plans.

(2)For the three-month and six-month periods ended June 30, 2018, share-based compensation expense is net of $1 (2017 – $1) and $NIL (2017 – $1), respectively, of the effects of derivatives used to manage share-based compensation costs (Note 14(b)).

Six-month periods ended June 30	2018			2017
($ in millions)	Number of restricted stock units	Notional value 1	Grant-date fair value 1	Number of restricted stock units	Notional value 1	Grant-date fair value 1
Awarded in period	608,849	$28	$36	686,595	$30	$30

(1)

Notional value is determined by multiplying the Common Share price at the time of award by the number of units awarded. The grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)).

As at (millions)	June 30, 2018	December 31, 2017
Restricted stock units	$59	$40
Deferred share units 1	20	24

	$79	$64

(1)

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, Common Shares or cash. Deferred share units entitle directors to a specified number of, or a cash payment based on the value of, our Common Shares. Deferred share units are paid out when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the three-month and six-month periods ended June 30, 2018, $6 (2017 – $9) and $6 (2017 – $11), respectively, was paid out.